EMPLOYEE BENEFITS (Narrative) (Details) - CNY (¥)	1 Months Ended
	Oct. 28, 2010	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2013	Dec. 31, 2012
Penalty on daily rate basis as a percentage of outstanding contribution	0.05%
Accrued employee benefits		¥ 446,241,305	¥ 355,766,607	¥ 25,807,949	¥ 12,063,712